UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles Jobson
Address:  One International Place, Suite 2401
          Boston, MA  02110


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939

Signature, Place and Date of Signing:

/s/ Rebecca Rogers                 Boston, MA                 August 20, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     FORM 13F FILE NUMBER            NAME

     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:    0
                                  --------

Form 13F Information Table Entry Total:      10
                                       --------------

Form 13F Information Table Value Total: $    284
                                       ---------------
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2    COLUMN 3      COLUMN 4     COLUMN 5      COLUMN 6         COLUMN 7      COLUMN 8
                                TITLE                      VALUE        SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS     CUSIP         (X$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  ---------    ---------     ---------    -------   --------  ----------  --------  ----  ------  ----
CENTURY BUSINESS SERVICES       OTC EQ       156490104         24         7600      SH        SHARED                     7600
QUANTUM CORP                    COMMON       747906204         41        10000      SH        SHARED                    10000
KEY ENERGY GROUP INC            COMMON       492914106         27         2500      SH        SHARED                     2500
NEWPARK RESOURCES INC NEW       COMMON       651718504         27         5000      SH        SHARED                     5000
PRIDE INTERNATIONAL INC         COMMON       74153Q102         19         1000      SH        SHARED                     1000
PEDIATRIX MEDICAL GROUP         COMMON       705324101         29          800      SH        SHARED                      800
PACIFICARE HEALTH SYSTEMS       COMMON       695112102         30          600      SH        SHARED                      600
PENN VIRGINIA CORP              COMMON       707882106         26          600      SH        SHARED                      600
SWIFT ENERGY CO                 COMMON       870738101         41         3700      SH        SHARED                     3700
TRIAD HOSPITAL INC              COMMON       89579K109         20          800      SH        SHARED                      800

